Costs and expenses by nature - Selling and administrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Costs and expenses by nature
Selling	$ 25	$ 20	$ 43	$ 37
Personnel	52	40	99	87
Services	22	33	39	51
Depreciation and amortization	10	14	19	31
Others	24	17	38	33
Selling and administrative expenses	133	124	238	239
Total	$ 133	$ 124	$ 238	$ 239